Acquisition of Midatech Pharma US, Inc. (Details) £ in Thousands		Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 04, 2015 GBP (£) shares
Identifiable intangible assets:
Deferred tax		£ (2,599)	£ (3,668)	£ (1,625)
Goodwill on acquisition		£ 13,400
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Identifiable intangible assets:
Property, plant and equipment					£ 16
Receivables and other debtors					515
Stock					152
Payables and other liabilities					(4,150)
Deferred tax					(6,191)
Cash					2,289
Total net assets					8,108
Equity instruments (5,422,028 ordinary shares)					14,427
Total consideration					18,060
Goodwill on acquisition					£ 9,952
Number of ordinary shares issued | shares					5,422,028
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Share Options [Member]
Identifiable intangible assets:
Deferred Equity instruments	[1]				£ 1,056
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Warrant [Member]
Identifiable intangible assets:
Deferred Equity instruments	[1]				2,155
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Preference Share Redemption [Member]
Identifiable intangible assets:
Deferred Equity instruments	[2]				422
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Product and Marketing Rights [Member]
Identifiable intangible assets:
Product and marketing rights					£ 15,477

[1]	The share options and the warrants were valued using the Black Scholes model.
[2]	The preference share redemption was valued on a cash basis